1:

<SEQUENCE>1
<FILENAME>a201203_13f-hr.text
5:

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: MARCH 31 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  767 Fifth Avenue
          12th Floor
          New York, NY 10153

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        04/17/2012
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total: $572,728
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

Force Capital Management, LLC
Form 13F Information Table
MARCH 31 2012

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------

ALEXANDER & BALDWIN INC	    COM 	014482103       9,894	 204,208   SH		SOLE	NONE   204,208	0
AMERICAN INTL GROUP INC	    COM		026874784      23,644	 766,920   SH		SOLE	NONE   766,920	0
ASHFORD HOSPITALITY TR INC  COM		044103109	4,463	 495,304   SH		SOLE	NONE   495,304	0
BANK OF AMERICA CORP	    WTS10/28/18 060505153	  651	 619,831   SH		SOLE	NONE   619,831 	0
CEDAR REALTY TRUST INC	    COM		150602209       1,514 	 295,794   SH		SOLE	NONE   295,794	0
CHARTER COMMUNICATIONS INC  COM	CL A	16117M305      26,877	 423,589   SH		SOLE	NONE   423,589	0
COPART INC		    COM		217204106      24,758	 949,667   SH		SOLE	NONE   949,667	0
CRACKER BARREL OLD CTRY STR COM		22410J106      15,065	 269,989   SH		SOLE	NONE   269,989	0
CSX CORP		    COM		126408103      25,070  1,164,974   SH		SOLE	NONE 1,164,974	0
EAGLE MATERIALS INC	    COM		26969P108      18,634    536,225   SH		SOLE	NONE   536,225	0
EMMIS COMMUNICATIONS CORP   COM	CL A	291525103	  733	 894,196   SH		SOLE	NONE   894,196	0
ENTERTAINMENT PPTYS TR      PFD SER C	29380T402	  401	  19,240   SH		SOLE	NONE	19,240	0
FELCOR LODGING TR INC       PFD SER A	31430F200       2,238     86,416   SH		SOLE	NONE    86,416  0
FIRST INDUSTRIAL REALTY TR  COM		32054K103      16,791  1,359,558   SH		SOLE	NONE 1,359,558  0
GENERAL GROWTH PPTYS INC    COM		370023103	3,819	 224,766   SH		SOLE	NONE   224,766	0
HOVNANIAN ENTERPRISES INC   UNIT	44248W208	  650	  48,513   SH		SOLE	NONE	48,513	0
ISTAR FINANCIAL INC	    COM		45031U101      19,124  2,637,851   SH		SOLE	NONE 2,637,851	0
HUNT J B TRANS SVCS INC	    COM		445658107	7,466	 137,313   SH		SOLE	NONE   137,313	0
LIZ CLAIBORNE INC	    COM		539320101	2,195	 164,319   SH		SOLE	NONE   164,319	0
MASTERCARD INC		    COM	CL A	57636Q104      23,354	  55,534   SH		SOLE	NONE	55,534	0
PENNSYLVANIA RL ESTATE INVT COM		709102107       8,353    546,995   SH		SOLE	NONE   546,995  0
REIS INC		    COM		75936P105	2,397	 268,991   SH		SOLE	NONE   268,991	0
RITCHIE BROS AUCTIONEERS    COM		767744105	5,629	 236,911   SH		SOLE	NONE   236,911	0
SL GREEN RLTY CORP	    COM		78440X101      10,910    140,677   SH		SOLE	NONE   140,677  0
STATE AUTO FINL CORP	    COM		855707105	3,271	 223,892   SH		SOLE	NONE   223,892	0
UNITED CAPITAL CORP	    COM		909912107         839	  35,689   SH		SOLE	NONE    35,689	0




Options



BANK OF AMERICA CORP        COM         060505104      51,913  5,424,500   SH	CALL	SOLE	NONE 5,424,500  0
ISTAR FINANCIAL INC         COM		45031U101       5,472    754,800   SH	CALL	SOLE	NONE   754,800  0
SEARS HOLDINGS CORPORATION  COM         812350106      74,062  1,117,900   SH   CALL    SOLE    NONE 1,117,900  0
SELECT SECTOR SPDR TR	    ETF		81369Y905      27,650  1,750,000   SH	CALL	SOLE	NONE 1,750,000  0
SPDR SERIES TRUST	    ETF		78462F953     154,891  1,100,000   SH	PUT	SOLE	NONE 1,100,000  0







 05120.0001 #201203